Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”)
File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated June 30, 2014, for the Schwab Global Real Estate Fund, a series of the Trust, do not differ from those contained in the Trust’s Post-Effective Amendment No. 116, filed electronically on June 25, 2014.

Sincerely,

/s/ Odeh Stevens

Odeh Stevens